SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 9: SUBSEQUENT EVENTS

Employee options/warrants

On July 15, 2016, the Company issued 394,625 warrants to Dr. Carr Bettis as compensation for services rendered. The warrants are exercisable at $0.156 for three years, vesting immediately. The exercise price was determined using the 10-day average closing price beginning with the closing price on July 1, 2016.

On July 15, 2016, the Company granted 56,375 options to Sean Bradley as compensation for services rendered. The options are exercisable at $0.156 for three years, vesting immediately. The exercise price was determined using the 10-day average closing price beginning with the closing price on July 1, 2016.

Common stock

In July 2016, the Company issued an aggregate of 83,332 shares of its common stock for consulting services rendered valued at $14,166.

In August 2016, the Company issued an aggregate of 83,332 shares of its common stock for consulting services rendered valued at $12,416.

Litigation

On July 25, 2016, the Company reached an agreement in principle to settle the consolidated securities class action lawsuit pending in the United States District Court for the District of Arizona, titled In re AudioEye, Inc. Sec. Litig. The consolidated case was brought against the Company and two former Officers following the restatement of the 2015 quarterly financial statements of the Company. The agreement was reached in connection with a voluntary mediation led by Bob Meyer, a mediator with JAMS in Los Angeles.

The settlement agreement is subject to definitive documentation, shareholder notice, and court approval. The terms of the agreement include a settlement payment to the class of $1,525,000 from the Company’s insurer, with no admission of liability by any party.

On July 26, 2016, a shareholder derivative complaint entitled Denese M. Hebert, derivatively on Behalf of Nominal Defendant AudioEye, Inc., v. Bradley, et al., was filed in the State of Arizona Superior Court for Pima County. The complaint generally asserts causes of action related to the Company’s restatement of its financial statements for the first three fiscal quarters of 2014.  As a derivative complaint, the shareholder is purported to act on behalf of AudioEye, Inc. (the “Company”) against certain of the Company's current and former officers and directors (the “Named Individuals”). The Company is named as a nominal defendant. The Company understands that the Named Individuals intend to vigorously defend the lawsuit. While the Company believes that its legal defense costs may be reimbursed by the Company’s insurance carrier, no reasonable estimate of the outcome of the litigation, the related legal fees, or the impact on the financial results of the Company can be made as of the date of this statement.

On May 16, 2016, a shareholder derivative complaint entitled LiPo Ching, Derivatively and on Behalf of AudioEye, Inc., v. Bradley, et al., was filed in the United States District Court for the District of Arizona. As a derivative complaint, the shareholder is purported to act on behalf of AudioEye, Inc. (the “Company”) against certain of the Company's current and former officers and directors (the “Named Individuals”). The Company is named as a nominal defendant. The complaint asserts causes of action including breach of fiduciary duty and others, arising from the Company’s restatement of its financial results for the first three quarters of 2014. The complaint seeks, among other relief, compensatory damages, restitution and attorneys’ fees. Under the By-Laws of the Company, the Directors and Officers (both former and current) are indemnified in connection with such action as long as they have “acted in good faith and in a manner they reasonably believed to be in or not opposed to the best interest of the Corporation”. None of the defendants have responded to the complaint and no discovery has occurred. The Company understands that the Named Individuals intend to vigorously defend the lawsuit. While the Company believes that its legal defense costs may be reimbursed by the Company’s insurance carrier, no reasonable estimate of the outcome of the litigation, the related legal fees, or the impact on the financial results of the Company can be made as of the date of this statement.

On July 26, 2016, a shareholder derivative complaint entitled Denese M. Hebert, derivatively on Behalf of Nominal Defendant AudioEye, Inc., v. Bradley, et al., was filed in the State of Arizona Superior Court for Pima County. The complaint generally asserts causes of action related to the Company’s restatement of its financial statements for the first three fiscal quarters of 2014.  As a derivative complaint, the shareholder is purported to act on behalf of AudioEye, Inc. (the “Company”) against certain of the Company's current and former officers and directors (the “Named Individuals”). The Company is named as a nominal defendant. The Company understands that the Named Individuals intend to vigorously defend the lawsuit. While the Company believes that its legal defense costs may be reimbursed by the Company’s insurance carrier, no reasonable estimate of the outcome of the litigation, the related legal fees, or the impact on the financial results of the Company can be made as of the date of this statement.

NOTE 15: SUBSEQUENT EVENTS

On February 12, 2016, the Company modified the employment agreement for Sean Bradley to limit the number of option awards he can receive in lieu of $6,250 cash per quarter to 150,000 options per quarter.

On February 12, 2016, the Company awarded 500,000 warrants to Dr. Carr Bettis as incremental awards to further reduce the Company’s liability to him for his annual compensation. The exercise price is determined using the 10-day average closing price beginning with the closing price on Feb 16, 2016.

On March 18, 2016, the company successfully filed a patent application with the U.S. Patent and Trademark Office (PTO):

No.	I.D.	Status	Title

10	US25245897	Pending	Modular Systems For Selectively Enabling Cloud-Based Assistive Technologies